Description of Business and Organization (Textuals) (Details)	Dec. 31, 2019 item
Description Of Business And Organization [Line Items]
Number of cruises ships	27
Capacity of ship, berths	58,400
Ships Launching Period Through 2027
Description Of Business And Organization [Line Items]
Number of additional ships	10
Increased number of berths	82,000
Ships Launching Period Through 2027 | Project Leonardo Ships
Description Of Business And Organization [Line Items]
Number of additional ships	6
Ships Launching Period Through 2022 And 2025
Description Of Business And Organization [Line Items]
Number of additional ships	2
Ship to be delivered in 2023
Description Of Business And Organization [Line Items]
Number of additional ships	1